UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (75.6%)
	Consumer Discretionary (14.9%)
1,274,000	AMC Networks, Inc.µ 4.750%, 12/15/22	$1,285,944
5,772,000	American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	6,020,917
684,000	Brookfield Residential Properties, Inc.µ* 6.500%, 12/15/20	725,895
1,661,000	Continental Rubber Of America Corp.µ* 4.500%, 09/15/19	1,708,754
5,426,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,168,684
4,779,000	Dana Holding Corp.µ 6.750%, 02/15/21	5,215,084
	DISH Network Corp.µ
5,594,000	7.875%, 09/01/19	6,632,386
4,684,000	5.875%, 07/15/22	5,035,300
3,552,000	Dufry Finance SCAµ* 5.500%, 10/15/20	3,718,500
4,440,000	Express, LLCµ 8.750%, 03/01/18	4,836,825
	Goodyear Tire & Rubber Companyµ
6,216,000	8.250%, 08/15/20	6,880,335
888,000	7.000%, 05/15/22	956,820
2,104,000	Hasbro, Inc.µ 6.600%, 07/15/28	2,400,012
4,962,000	Icahn Enterprises, LPµ 8.000%, 01/15/18	5,334,150
2,548,000	J.C. Penney Company, Inc.µ 7.125%, 11/15/23	2,159,430
	Jaguar Land Rover, PLCµ*
4,440,000	8.125%, 05/15/21	5,056,050
2,087,000	7.750%, 05/15/18	2,291,787
1,865,000	5.625%, 02/01/23^	1,926,778
	Lear Corp.µ
3,996,000	8.125%, 03/15/20	4,485,510
595,000	4.750%, 01/15/23*	593,141
2,664,000	Liberty Media Corp.µ 8.250%, 02/01/30	2,952,045
	Limited Brands, Inc.µ
2,664,000	7.600%, 07/15/37	2,870,460
1,067,000	5.625%, 02/15/22	1,155,694
697,000	6.950%, 03/01/33	718,781
	Meritage Homes Corp.µ
2,254,000	7.000%, 04/01/22	2,493,487
888,000	7.150%, 04/15/20	986,790
2,509,000	Netflix, Inc.*† 5.375%, 02/01/21	2,507,432
1,581,000	PVH Corp.µ 4.500%, 12/15/22	1,584,953
	Royal Caribbean Cruises, Ltd.µ
4,440,000	7.500%, 10/15/27	5,053,275
3,983,000	5.250%, 11/15/22	4,259,321
	Ryland Group, Inc.µ
4,884,000	6.625%, 05/01/20	5,470,080
1,323,000	5.375%, 10/01/22	1,359,383
1,661,000	Sally Holdings, LLCµ 5.750%, 06/01/22	1,772,079
6,216,000	Service Corp. Internationalµ 7.500%, 04/01/27	6,884,220

PRINCIPAL AMOUNT			VALUE

2,486,000		Sirius XM Radio, Inc.µ* 5.250%, 08/15/22	$2,532,612
2,593,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,610,827
2,087,000		Sotheby’sµ* 5.250%, 10/01/22	2,113,087
888,000		Toll Brothers Finance Corp.µ 5.875%, 02/15/22	1,011,210
3,087,000		Vail Resorts, Inc.µ 6.500%, 05/01/19	3,337,819
3,374,000		Viking Cruises, Ltd.* 8.500%, 10/15/22	3,728,270
209,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	221,148

			129,055,275

		Consumer Staples (3.2%)
2,220,000		Dean Foods Companyµ 9.750%, 12/15/18	2,534,963
554,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	621,865
4,411,000		JBS USA, LLCµ* 7.250%, 06/01/21	4,615,009
4,795,000		Land O’Lakes, Inc.µ* 6.000%, 11/15/22	5,166,612
6,709,000		Post Holdings, Inc.µ 7.375%, 02/15/22	7,493,114
4,884,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	5,421,240
1,581,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,649,181

			27,501,984

		Energy (16.8%)
1,279,000		Access Midstream Partners, LPµ 4.875%, 05/15/23	1,281,398
21,311,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	4,066,836
2,141,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,331,014
4,440,000		Berry Petroleum Companyµ 6.375%, 09/15/22	4,695,300
5,653,000		Bristow Group, Inc.µ 6.250%, 10/15/22	6,133,505
1,998,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,016,731
		Calumet Specialty Products, LPµ
3,552,000		9.375%, 05/01/19	3,909,420
1,332,000		9.625%, 08/01/20*	1,489,343
		Carrizo Oil & Gas, Inc.µ
4,351,000		8.625%, 10/15/18	4,734,432
3,925,000		7.500%, 09/15/20	4,123,703
1,474,000		Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	1,468,473
5,328,000		Cimarex Energy Companyµ 5.875%, 05/01/22	5,750,910
4,218,000		Continental Resources, Inc.µ 5.000%, 09/15/22	4,513,260
1,767,000		Denbury Resources, Inc.† 4.625%, 07/15/23	1,742,704
6,216,000		Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	6,301,470
724,000		Frontier Oil Corp.µ 6.875%, 11/15/18	782,373

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,884,000	GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	$5,070,202
3,393,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	3,492,669
2,664,000	Holly Energy Partners, LPµ* 6.500%, 03/01/20	2,847,150
786,000	HollyFrontier Corp.µ 9.875%, 06/15/17	849,371
888,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	936,840
1,288,000	Kodiak Oil + Gas Corp.µ* 5.500%, 01/15/21	1,306,515
4,884,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,323,560
	Linn Energy, LLCµ
4,440,000	8.625%, 04/15/20	4,928,400
1,776,000	6.250%, 11/01/19*	1,779,330
1,332,000	7.750%, 02/01/21	1,438,560
888,000	6.500%, 05/15/19	906,870
3,472,000	MarkWest Energy Partners, LPµ 5.500%, 02/15/23	3,704,190
	Oasis Petroleum, Inc.µ
3,721,000	6.500%, 11/01/21	3,986,121
1,110,000	6.875%, 01/15/23	1,214,063
1,181,000	Oil States International, Inc.µ* 5.125%, 01/15/23	1,207,573
4,440,000	Parker Drilling Companyµ 9.125%, 04/01/18	4,834,050
2,441,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	2,675,946
2,664,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	2,923,740
4,884,000	Samson Investment Companyµ* 9.750%, 02/15/20	5,225,880
4,440,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,811,850
	SESI, LLCµ
2,886,000	6.875%, 06/01/14	2,906,115
2,220,000	7.125%, 12/15/21	2,483,625
	SM Energy Companyµ
3,388,000	6.625%, 02/15/19	3,603,985
1,598,000	6.500%, 11/15/21	1,719,848
3,019,000	Swift Energy Companyµ 8.875%, 01/15/20	3,303,918
417,000	Tesoro Corp. 5.375%, 10/01/22	436,547
2,442,000	Tesoro Logistics, LPµ* 5.875%, 10/01/20	2,557,995
3,197,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,412,797
	W&T Offshore, Inc.
5,772,000	8.500%, 06/15/19µ	6,226,545
2,486,000	8.500%, 06/15/19*	2,652,251
1,314,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	1,423,226

		145,530,604

	Financials (1.8%)
2,132,000	AON Corp.µ 8.205%, 01/01/27	2,731,156
1,687,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	1,852,976
4,884,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	5,250,300

PRINCIPAL AMOUNT		VALUE

	Nuveen Investments, Inc.*
2,620,000	9.500%, 10/15/20	$2,672,400
2,620,000	9.125%, 10/15/17	2,649,475

		15,156,307

	Health Care (9.1%)
9,235,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	10,043,062
5,098,000	DaVita, Inc.µ 6.625%, 11/01/20	5,591,869
	Endo Pharmaceuticals Holdings, Inc.µ
6,660,000	7.000%, 12/15/20^	7,226,100
888,000	7.000%, 07/15/19	963,480
888,000	Fresenius Medµ* 5.875%, 01/31/22	971,250
4,431,000	Grifols, SAµ 8.250%, 02/01/18	4,893,486
	HCA Holdings, Inc.µ
2,664,000	7.750%, 05/15/21	2,940,390
1,723,000	6.250%, 02/15/21	1,829,611
7,104,000	HCA, Inc.µ 5.875%, 05/01/23	7,441,440
3,729,000	Health Management Associates, Inc.µ 7.375%, 01/15/20	4,120,545
5,110,000	Hologic, Inc.µ* 6.250%, 08/01/20	5,470,894
4,884,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,338,822
	Tenet Healthcare Corp.
5,461,000	6.750%, 02/01/20	5,747,702
941,000	4.500%, 04/01/21*†	930,414
	Valeant Pharmaceuticals International, Inc.µ*
5,505,000	7.000%, 10/01/20	5,893,791
932,000	6.750%, 10/01/17	998,988
7,870,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	8,548,787

		78,950,631

	Industrials (11.3%)
7,104,000	Belden, Inc.µ* 5.500%, 09/01/22	7,361,520
2,540,000	Bombardier, Inc.µ* 6.125%, 01/15/23	2,579,688
2,287,000	Clean Harbors, Inc.µ* 5.125%, 06/01/21	2,369,904
	Deluxe Corp.
5,505,000	6.000%, 11/15/20µ*	5,591,016
4,884,000	7.000%, 03/15/19	5,247,247
2,557,000	Digitalglobe, Inc.* 5.250%, 02/01/21	2,557,000
	Dycom Investments, Inc.µ
3,676,000	7.125%, 01/15/21	3,921,833
1,177,000	7.125%, 01/15/21*	1,225,551
4,617,000	Edgen Murray Corp.* 8.750%, 11/01/20	4,709,340
3,160,000	General Cable Corp.µ* 5.750%, 10/01/22	3,323,925
2,509,000	GrafTech International, Ltd.µ* 6.375%, 11/15/20	2,673,653
4,045,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	4,439,388
2,553,000	Iron Mountain, Inc.µ 5.750%, 08/15/24	2,618,421

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Manitowoc Company, Inc.µ
3,108,000	8.500%, 11/01/20	$3,510,098
2,309,000	5.875%, 10/15/22	2,336,419
4,173,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	4,446,853
684,000	Nielsen Finance, LLCµ* 4.500%, 10/01/20	680,153
	Nortek, Inc.
844,000	8.500%, 04/15/21*	957,940
758,000	8.500%, 04/15/21µ	866,015
7,770,000	Rexel, SAµ* 6.125%, 12/15/19	8,338,181
4,440,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,786,875
	Terex Corp.µ
4,316,000	6.000%, 05/15/21	4,561,472
391,000	6.500%, 04/01/20	419,103
	TransDigm Group, Inc.µ
2,087,000	5.500%, 10/15/20*	2,178,306
1,239,000	7.750%, 12/15/18	1,379,936
	Triumph Group, Inc.µ
3,374,000	8.625%, 07/15/18	3,759,901
222,000	8.000%, 11/15/17	240,315
4,795,000	United Rentals North America, Inc.µ^ 6.125%, 06/15/23	5,190,587
4,884,000	UR Financing Escrow Corp. 7.625%, 04/15/22	5,488,395

		97,759,035

	Information Technology (9.0%)
	Amkor Technology, Inc.µ
3,996,000	7.375%, 05/01/18	4,235,760
1,350,000	6.375%, 10/01/22	1,364,344
834,000	6.625%, 06/01/21	857,978
7,006,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	7,509,556
1,745,000	Brocade Communications Systems, Inc.µ* 4.625%, 01/15/23	1,735,184
5,772,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	6,670,267
7,104,000	iGATE Corp.µ 9.000%, 05/01/16	7,832,160
3,552,000	J2 Global, Inc.µ 8.000%, 08/01/20	3,680,760
5,053,000	Lender Process Services Company, Inc.µ 5.750%, 04/15/23	5,368,812
7,468,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	7,734,047
1,066,000	NXP BV† 5.750%, 02/15/21	1,066,000
5,745,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	5,910,169
	Seagate Technologyµ
4,218,000	6.875%, 05/01/20	4,637,164
3,330,000	7.000%, 11/01/21	3,700,462
1,554,000	7.750%, 12/15/18	1,727,854
4,000,000	SunGard Data Systems, Inc.* 6.625%, 11/01/19	4,117,500
3,019,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,237,878

PRINCIPAL AMOUNT		VALUE

4,884,000	Viasystems, Inc.µ* 7.875%, 05/01/19	$4,902,315
1,598,000	WEX, Inc.* 4.750%, 02/01/23	1,598,999

		77,887,209

	Materials (6.1%)
555,000	AngloGold Holdings, PLCµ 5.125%, 08/01/22	567,568
1,066,000	Ardagh Packaging Finance PLC* 7.000%, 11/15/20	1,085,321
4,322,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	4,732,590
6,660,000	FMG Resourcesµ* 8.250%, 11/01/19	7,213,612
3,916,000	Greif, Inc.µ 7.750%, 08/01/19	4,579,272
4,173,000	IAMGOLD Corp.µ* 6.750%, 10/01/20	4,105,189
	Inmet Mining Corp.µ*
4,884,000	8.750%, 06/01/20	5,430,397
1,510,000	7.500%, 06/01/21	1,627,025
	New Gold, Inc.µ*
3,552,000	7.000%, 04/15/20	3,838,380
977,000	6.250%, 11/15/22	1,029,514
2,087,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,193,959
	Sealed Air Corp.µ*
3,152,000	8.125%, 09/15/19	3,609,040
1,825,000	6.500%, 12/01/20	2,021,188
	Steel Dynamics, Inc.µ
2,842,000	6.125%, 08/15/19*	3,083,570
1,332,000	6.375%, 08/15/22*	1,441,058
888,000	7.625%, 03/15/20	996,225
4,998,000	Trinseo Op / Trinseo Finance, Inc.* 8.750%, 02/01/19	4,985,505

		52,539,413

	Telecommunication Services (1.7%)
2,424,000	Crown Castle International Corp.µ* 5.250%, 01/15/23	2,554,290
5,328,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,678,556
2,087,000	SBA Communications Corp.µ* 5.625%, 10/01/19	2,200,480
3,921,000	tw telecom, Inc.µ 5.375%, 10/01/22	4,156,260

		14,589,586

	Utilities (1.7%)
2,664,000	AES Corp.µ 7.375%, 07/01/21	2,982,015
7,326,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,008,234
	Calpine Corp.µ*
2,997,000	7.875%, 07/31/20	3,332,289
432,000	7.500%, 02/15/21	470,610

		14,793,148

	TOTAL CORPORATE BONDS (Cost $617,852,293)	653,763,192

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (23.2%)
		Consumer Discretionary (5.4%)
1,198,000		Jarden Corp.µ* 1.875%, 09/15/18	$1,318,794
2,350,000		KB Home 1.375%, 02/01/19	2,399,938
15,608,897		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	22,851,192
6,027,000		Priceline.com, Inc.µ* 1.000%, 03/15/18	6,674,902
2,600,000		Standard Pacific Corp.µ 1.250%, 08/01/32	3,268,148
6,400,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	10,042,592

			46,555,566

		Energy (0.9%)
8,500,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	7,509,027

		Financials (3.9%)
4,900,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	5,816,643
		Ares Capital Corp.µ
7,300,000		4.750%, 01/15/18*	7,507,648
4,027,000		5.750%, 02/01/16	4,354,335
5,000,000		Fidelity National Financial, Inc.µ 4.250%, 08/15/18	6,647,125
2,850,000		Health Care REIT, Inc.µ 3.000%, 12/01/29	3,522,700
4,800,000		ProLogis, LP 3.250%, 03/15/15	5,650,608

			33,499,059

		Health Care (4.8%)
8,750,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	15,686,169
1,632,000		Hologic, Inc.µ‡ 2.000%, 12/15/37	2,027,042
1,800,000		Medicines Company* 1.375%, 06/01/17	2,253,114
4,250,000		Salix Pharmaceuticals, Ltd.µ* 1.500%, 03/15/19	4,454,914
9,000,000		Teleflex, Inc.µ 3.875%, 08/01/17	11,953,890
4,750,000		Volcano Corp. 1.750%, 12/01/17	4,962,301

			41,337,430

		Industrials (1.4%)
10,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	12,439,140

		Information Technology (6.2%)
2,750,000		Ixiaµ 3.000%, 12/15/15	3,388,894
11,944,000		Linear Technology Corp.µ 3.000%, 05/01/27	12,676,107
14,250,000		Mentor Graphics Corp.µ 4.000%, 04/01/31	16,551,874
5,500,000		Nuance Communications, Inc.µ 2.750%, 11/01/31	6,169,790

PRINCIPAL AMOUNT			VALUE

12,200,000		SanDisk Corp.µ 1.500%, 08/15/17	$15,192,843

			53,979,508

		Materials (0.6%)
2,800,000		Silver Standard Resources, Inc.* 2.875%, 02/01/33	2,668,652
1,973,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	2,219,724

			4,888,376

		TOTAL CONVERTIBLE BONDS (Cost $179,947,095)	200,208,106

U.S. GOVERNMENT AND AGENCY SECURITIES (0.4%)
		United States Treasury Note~
2,930,000		1.375%, 02/15/13^	2,931,488
888,000		0.125%, 08/31/13	887,983

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,819,047)	3,819,471

SOVEREIGN BOND (1.0%)
1,652,600	BRL	Federative Republic of Brazil 10.000%, 01/01/14 (Cost $8,984,391)	8,557,179

SYNTHETIC CONVERTIBLE SECURITIES (11.4%)
Corporate Bonds (9.5%)
		Consumer Discretionary (1.9%)
161,000		AMC Networks, Inc.µ 4.750%, 12/15/22	162,509
728,000		American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	759,395
86,000		Brookfield Residential Properties, Inc.µ* 6.500%, 12/15/20	91,268
209,000		Continental Rubber Of America Corp.µ* 4.500%, 09/15/19	215,009
685,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	778,759
603,000		Dana Holding Corp.µ 6.750%, 02/15/21	658,024
		DISH Network Corp.µ
706,000		7.875%, 09/01/19	837,051
591,000		5.875%, 07/15/22	635,325
448,000		Dufry Finance SCAµ* 5.500%, 10/15/20	469,000
560,000		Express, LLCµ 8.750%, 03/01/18	610,050
		Goodyear Tire & Rubber Companyµ
784,000		8.250%, 08/15/20	867,790
112,000		7.000%, 05/15/22	120,680
266,000		Hasbro, Inc.µ 6.600%, 07/15/28	303,424
626,000		Icahn Enterprises, LPµ 8.000%, 01/15/18	672,950
321,000		J.C. Penney Company, Inc.µ 7.125%, 11/15/23	272,047

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Jaguar Land Rover, PLCµ*
560,000	8.125%, 05/15/21	$637,700
263,000	7.750%, 05/15/18	288,807
235,000	5.625%, 02/01/23^	242,784
	Lear Corp.µ
504,000	8.125%, 03/15/20	565,740
75,000	4.750%, 01/15/23*	74,766
336,000	Liberty Media Corp.µ 8.250%, 02/01/30	372,330
	Limited Brands, Inc.µ
336,000	7.600%, 07/15/37	362,040
135,000	5.625%, 02/15/22	146,222
88,000	6.950%, 03/01/33	90,750
	Meritage Homes Corp.µ
284,000	7.000%, 04/01/22	314,175
112,000	7.150%, 04/15/20	124,460
316,000	Netflix, Inc.*† 5.375%, 02/01/21	315,802
199,000	PVH Corp.µ 4.500%, 12/15/22	199,498
	Royal Caribbean Cruises, Ltd.µ
560,000	7.500%, 10/15/27	637,350
502,000	5.250%, 11/15/22	536,826
	Ryland Group, Inc.µ
616,000	6.625%, 05/01/20	689,920
167,000	5.375%, 10/01/22	171,593
209,000	Sally Holdings, LLCµ 5.750%, 06/01/22	222,977
784,000	Service Corp. Internationalµ 7.500%, 04/01/27	868,280
314,000	Sirius XM Radio, Inc.µ* 5.250%, 08/15/22	319,887
327,000	Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	329,248
263,000	Sotheby’sµ* 5.250%, 10/01/22	266,288
112,000	Toll Brothers Finance Corp.µ 5.875%, 02/15/22	127,540
389,000	Vail Resorts, Inc.µ 6.500%, 05/01/19	420,606
426,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	470,730
26,000	Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	27,511

		16,277,111

	Consumer Staples (0.4%)
280,000	Dean Foods Companyµ 9.750%, 12/15/18	319,725
70,000	Elizabeth Arden, Inc.µ 7.375%, 03/15/21	78,575
557,000	JBS USA, LLCµ* 7.250%, 06/01/21	582,761
605,000	Land O’ Lakes, Inc.µ* 6.000%, 11/15/22	651,888
846,000	Post Holdings, Inc.µ 7.375%, 02/15/22	944,876
616,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	683,760
199,000	Wells Enterprises, Inc.µ* 6.750%, 02/01/20	207,582

		3,469,167

	Energy (2.1%)
161,000	Access Midstream Partners, LPµ 4.875%, 05/15/23	161,302

PRINCIPAL AMOUNT			VALUE

2,689,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	$513,149
270,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	293,962
560,000		Berry Petroleum Companyµ 6.375%, 09/15/22	592,200
713,000		Bristow Group, Inc.µ 6.250%, 10/15/22	773,605
252,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	254,362
		Calumet Specialty Products, LPµ
448,000		9.375%, 05/01/19	493,080
168,000		9.625%, 08/01/20*	187,845
		Carrizo Oil & Gas, Inc.µ
549,000		8.625%, 10/15/18	597,381
495,000		7.500%, 09/15/20	520,059
186,000		Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	185,303
672,000		Cimarex Energy Companyµ 5.875%, 05/01/22	725,340
532,000		Continental Resources, Inc.µ 5.000%, 09/15/22	569,240
223,000		Denbury Resources, Inc.† 4.625%, 07/15/23	219,934
784,000		Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	794,780
91,000		Frontier Oil Corp.µ 6.875%, 11/15/18	98,337
616,000		GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	639,485
428,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	440,572
336,000		Holly Energy Partners, LPµ* 6.500%, 03/01/20	359,100
99,000		HollyFrontier Corp.µ 9.875%, 06/15/17	106,982
112,000		Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	118,160
162,000		Kodiak Oil + Gas Corp.µ* 5.500%, 01/15/21	164,329
616,000		Laredo Petroleum, Inc.µ 7.375%, 05/01/22	671,440
		Linn Energy, LLCµ
560,000		8.625%, 04/15/20	621,600
224,000		6.250%, 11/01/19*	224,420
168,000		7.750%, 02/01/21	181,440
112,000		6.500%, 05/15/19	114,380
438,000		MarkWest Energy Partners, LPµ 5.500%, 02/15/23	467,291
		Oasis Petroleum, Inc.µ
469,000		6.500%, 11/01/21	502,416
140,000		6.875%, 01/15/23	153,125
149,000		Oil States International, Inc.µ* 5.125%, 01/15/23	152,353
560,000		Parker Drilling Companyµ 9.125%, 04/01/18	609,700
308,000		Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	337,645
336,000		Pioneer Drilling Companyµ 9.875%, 03/15/18	368,760
616,000		Samson Investment Companyµ* 9.750%, 02/15/20	659,120
560,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	606,900

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	SESI, LLCµ
364,000	6.875%, 06/01/14	$366,537
280,000	7.125%, 12/15/21	313,250
	SM Energy Companyµ
428,000	6.625%, 02/15/19	455,285
202,000	6.500%, 11/15/21	217,403
381,000	Swift Energy Companyµ 8.875%, 01/15/20	416,957
53,000	Tesoro Corp. 5.375%, 10/01/22	55,484
308,000	Tesoro Logistics, LPµ* 5.875%, 10/01/20	322,630
403,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	430,202
	W&T Offshore, Inc.
728,000	8.500%, 06/15/19µ	785,330
314,000	8.500%, 06/15/19*	334,999
166,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	179,799

		18,356,973

	Financials (0.2%)
269,000	AON Corp.µ 8.205%, 01/01/27	344,597
213,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	233,956
616,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	662,200
	Nuveen Investments, Inc.*
330,000	9.500%, 10/15/20	336,600
330,000	9.125%, 10/15/17	333,713

		1,911,066

	Health Care (1.2%)
1,165,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,266,937
643,000	DaVita, Inc.µ 6.625%, 11/01/20	705,291
	Endo Pharmaceuticals Holdings, Inc.µ
840,000	7.000%, 12/15/20^	911,400
112,000	7.000%, 07/15/19	121,520
112,000	Fresenius Medµ* 5.875%, 01/31/22	122,500
559,000	Grifols, SAµ 8.250%, 02/01/18	617,346
	HCA Holdings, Inc.µ
336,000	7.750%, 05/15/21	370,860
217,000	6.250%, 02/15/21	230,427
896,000	HCA, Inc.µ 5.875%, 05/01/23	938,560
471,000	Health Management Associates, Inc.µ 7.375%, 01/15/20	520,455
645,000	Hologic, Inc.µ* 6.250%, 08/01/20	690,553
616,000	Teleflex, Inc.µ 6.875%, 06/01/19	673,365
	Tenet Healthcare Corp.
689,000	6.750%, 02/01/20	725,173
119,000	4.500%, 04/01/21*†	117,661
	Valeant Pharmaceuticals International, Inc.µ*
695,000	7.000%, 10/01/20	744,084
118,000	6.750%, 10/01/17	126,481

PRINCIPAL AMOUNT		VALUE

993,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	$1,078,646

		9,961,259

	Industrials (1.4%)
896,000	Belden, Inc.µ* 5.500%, 09/01/22	928,480
320,000	Bombardier, Inc.µ* 6.125%, 01/15/23	325,000
288,000	Clean Harbors, Inc.µ* 5.125%, 06/01/21	298,440
	Deluxe Corp.
695,000	6.000%, 11/15/20µ*	705,859
616,000	7.000%, 03/15/19	661,815
323,000	Digitalglobe, Inc.* 5.250%, 02/01/21	323,000
	Dycom Investments, Inc.µ
464,000	7.125%, 01/15/21	495,030
148,000	7.125%, 01/15/21*	154,105
583,000	Edgen Murray Corp.* 8.750%, 11/01/20	594,660
399,000	General Cable Corp.µ* 5.750%, 10/01/22	419,698
316,000	GrafTech International, Ltd.µ* 6.375%, 11/15/20	336,738
510,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	559,725
322,000	Iron Mountain, Inc.µ 5.750%, 08/15/24	330,251
	Manitowoc Company, Inc.µ
392,000	8.500%, 11/01/20	442,715
291,000	5.875%, 10/15/22	294,456
527,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	561,584
86,000	Nielsen Finance, LLCµ* 4.500%, 10/01/20	85,516
	Nortek, Inc.
106,000	8.500%, 04/15/21*	120,310
96,000	8.500%, 04/15/21µ	109,680
980,000	Rexel, SAµ* 6.125%, 12/15/19	1,051,662
560,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	603,750
	Terex Corp.µ
544,000	6.000%, 05/15/21	574,940
49,000	6.500%, 04/01/20	52,522
	TransDigm Group, Inc.µ
263,000	5.500%, 10/15/20*	274,506
156,000	7.750%, 12/15/18	173,745
	Triumph Group, Inc.µ
426,000	8.625%, 07/15/18	474,724
28,000	8.000%, 11/15/17	30,310
605,000	United Rentals North America, Inc.µ^ 6.125%, 06/15/23	654,913
616,000	UR Financing Escrow Corp. 7.625%, 04/15/22	692,230

		12,330,364

	Information Technology (1.1%)
	Amkor Technology, Inc.µ
504,000	7.375%, 05/01/18	534,240
170,000	6.375%, 10/01/22	171,806
105,000	6.625%, 06/01/21	108,019

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

884,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	$947,537
220,000	Brocade Communications Systems, Inc.µ* 4.625%, 01/15/23	218,763
728,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	841,295
896,000	iGATE Corp.µ 9.000%, 05/01/16	987,840
448,000	J2 Global, Inc.µ 8.000%, 08/01/20	464,240
637,000	Lender Process Services Company, Inc.µ 5.750%, 04/15/23	676,812
942,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	975,559
134,000	NXP BV† 5.750%, 02/15/21	134,000
725,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	745,844
	Seagate Technologyµ
532,000	6.875%, 05/01/20	584,867
420,000	7.000%, 11/01/21	466,725
196,000	7.750%, 12/15/18	217,928
505,000	SunGard Data Systems, Inc.* 6.625%, 11/01/19	519,834
381,000	ViaSat, Inc.µ 6.875%, 06/15/20	408,623
616,000	Viasystems, Inc.µ* 7.875%, 05/01/19	618,310
202,000	WEX, Inc.* 4.750%, 02/01/23	202,126

		9,824,368

	Materials (0.8%)
70,000	AngloGold Holdings, PLCµ 5.125%, 08/01/22	71,585
134,000	Ardagh Packaging Finance PLC* 7.000%, 11/15/20	136,429
545,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	596,775
840,000	FMG Resourcesµ* 8.250%, 11/01/19	909,825
494,000	Greif, Inc.µ 7.750%, 08/01/19	577,671
527,000	IAMGOLD Corp.µ* 6.750%, 10/01/20	518,436
	Inmet Mining Corp.µ*
616,000	8.750%, 06/01/20	684,915
190,000	7.500%, 06/01/21	204,725
	New Gold, Inc.µ*
448,000	7.000%, 04/15/20	484,120
123,000	6.250%, 11/15/22	129,611
263,000	PH Glatfelter Companyµ 5.375%, 10/15/20	276,479
	Sealed Air Corp.µ*
398,000	8.125%, 09/15/19	455,710
230,000	6.500%, 12/01/20	254,725
	Steel Dynamics, Inc.µ
358,000	6.125%, 08/15/19*	388,430
168,000	6.375%, 08/15/22*	181,755
112,000	7.625%, 03/15/20	125,650
631,000	Trinseo Op / Trinseo Finance, Inc.* 8.750%, 02/01/19	629,423

		6,626,264

PRINCIPAL AMOUNT			VALUE

		Telecommunication Services (0.2%)
306,000		Crown Castle International Corp.µ* 5.250%, 01/15/23	$322,447
672,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	716,214
263,000		SBA Communications Corp.µ* 5.625%, 10/01/19	277,301
495,000		tw telecom, Inc.µ 5.375%, 10/01/22	524,700

			1,840,662

		Utilities (0.2%)
336,000		AES Corp.µ 7.375%, 07/01/21	376,110
924,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,010,048
		Calpine Corp.µ*
378,000		7.875%, 07/31/20	420,289
54,000		7.500%, 02/15/21	58,826

			1,865,273

		TOTAL CORPORATE BONDS	82,462,507

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
370,000		1.375%, 02/15/13^	370,188
112,000		0.125%, 08/31/13	111,998

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	482,186

Sovereign Bond (0.1%)
208,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,077,026

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.7%)#
		Consumer Discretionary (0.6%)
		Amazon.com, Inc.
330		Call, 01/18/14, Strike $260.00	1,166,550
160		Call, 01/18/14, Strike $250.00	651,600
115		Priceline.com, Inc. Call, 01/18/14, Strike $615.00	1,475,450
2,600		Starbucks Corp. Call, 01/18/14, Strike $52.50	1,872,000

			5,165,600

		Information Technology (1.1%)
320		Apple, Inc. Call, 01/18/14, Strike $545.00	531,200
1,425		eBay, Inc. Call, 01/18/14, Strike $40.00	2,475,937
5,300		Oracle Corp. Call, 01/18/14, Strike $35.00	1,802,000
435		Salesforce.com, Inc. Call, 01/18/14, Strike $155.00	1,413,750
3,250	EUR	SAP, AG Call, 06/21/13, Strike $53.59	3,361,348

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

390	VMware, Inc. - Class A Call, 01/18/14, Strike $110.00	$80,925

		9,665,160

	TOTAL PURCHASED OPTIONS	14,830,760

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $93,199,923)	98,852,479

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (17.9%)
	Consumer Discretionary (1.6%)
330,000	General Motors Companyµ 4.750%	14,295,600

	Consumer Staples (1.0%)
76,000	Bunge, Ltd.µ 4.875%	8,265,000

	Energy (3.7%)
280,000	Apache Corp.µ 6.000%	13,252,400
18,431	Chesapeake Energy Corp.µ* 5.750%	18,797,350

		32,049,750

	Financials (5.8%)
350,000	Affiliated Managers Group, Inc.µ 5.150%	17,871,875
80,000	Fifth Third Bancorpµ 8.500%	11,617,600
188,195	MetLife, Inc.µ 5.000%	9,182,034
9,100	Wells Fargo & Companyµ 7.500%	11,747,190

		50,418,699

	Industrials (4.0%)
91,966	Stanley Black & Decker, Inc.µ^ 4.750%	11,353,203
405,000	United Technologies Corp.µ 7.500%	23,060,700

		34,413,903

	Utilities (1.8%)
300,000	NextEra Energy, Inc.µ 5.599%	15,630,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $149,384,886)	155,072,952

COMMON STOCKS (1.8%)
	Financials (0.3%)
13,850	American International Group, Inc.µ#	523,946
45,171	MetLife, Inc.µ	1,686,685

		2,210,631

NUMBER OF SHARES		VALUE

	Information Technology (1.5%)
190,000	QUALCOMM, Inc.	$12,545,700

	TOTAL COMMON STOCKS (Cost $14,269,046)	14,756,331

SHORT TERM INVESTMENT (2.1%)
17,812,266	Fidelity Prime Money Market Fund - Institutional Class (Cost $17,812,266)	17,812,266

TOTAL INVESTMENTS (133.4%) (Cost $1,085,268,947)		1,152,841,976

LIABILITIES, LESS OTHER ASSETS (-33.4%)		(288,581,362)

NET ASSETS (100.0%)		$864,260,614

NOTES TO SCHEDULE OF INVESTMENTS
µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $964,568,207. $115,964,578 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $227,771,601 or 26.4% of net assets applicable to common shareholders.
^	Security, or portion of security, is on loan.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $3,596,299.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$80,000,000	$(2,105,112)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	55,000,000	(816,494)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(620,900)

					$(3,542,506)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2013.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:

Cost basis of investments	$1,109,002,976

Gross unrealized appreciation	70,820,561
Gross unrealized depreciation	(26,981,561)

Net unrealized appreciation (depreciation)	$43,839,000

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200 million, and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “Pledged Collateral”). BNP and SSB share an equal claim on the Pledged Collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2013, the average borrowings under the Agreements were $287.1 million. For the period ended January 31, 2013, the average interest rate was 0.97%. As of January 31, 2013, the amount of outstanding borrowings was $292.9 million. The interest rate applicable to the borrowings on January 31, 2013 was 0.95%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2013, the Fund used approximately $7.1 million of its cash collateral to offset the SSB Agreement, representing 0.6% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.48%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$653,763,192	$—	$653,763,192
Convertible Bonds		200,208,106		200,208,106
U.S. Government and Agency Securities		3,819,471		3,819,471
Sovereign Bond		8,557,179		8,557,179
Synthetic Convertible Securities (Corporate Bonds)		82,462,507		82,462,507
Synthetic Convertible Securities (U.S. Government and Agency Securities)		482,186		482,186
Synthetic Convertible Securities (Sovereign Bond)		1,077,026		1,077,026
Synthetic Convertible Securities (Purchased Options)	14,830,760			14,830,760
Convertible Preferred Stocks	94,508,727	60,564,225		155,072,952
Common Stocks	14,756,331			14,756,331
Short Term Investment	17,812,266			17,812,266

Total	$141,908,084	$1,010,933,892	$—	$1,152,841,976

Liabilities:
Interest Rate Swaps	$—	$3,542,506	$—	$3,542,506

Total	$—	$3,542,506	$—	$3,542,506

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 25, 2013